Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

Note 16.Commitments and Contingencies

Litigation: From time to time, we are subject to certain legal proceedings and claims arising in the ordinary course of business. These matters are subject to many uncertainties, and it is possible that some of these matters ultimately could be decided, resolved or settled in a manner that could have an adverse effect on us. Although the resolution and amount of liability cannot be predicted with certainty, it is the opinion of management, based on information available at this time, that such legal proceedings and claims are not expected to have a material effect on the Company’s financial position, results of operations, and cash flows.

Operating leases: The Company has entered into non-cancellable operating leases for various vehicles, equipment, office and warehouse facilities, which contain provisions for future rent increases or rent-free periods. The total amount of rental payments due over the lease terms is charged to rent expense on the straight-line method over the respective term of the lease. The leases expire at various dates through the year 2031. In addition, the agreements generally require the Company to pay executory costs (real estate taxes, insurance, and repairs). Rent expense totaled $3,120 thousand and $6,234 thousand for the three and six months ended July 2, 2022, respectively, and totaled $2,475 thousand and $4,959 thousand for the three and six months ended July 3, 2021, respectively.

Note 12.Commitments and Contingencies

Litigation: During the fourth quarter of 2021, we recognized a $2,600 thousand expense for a legal settlement with a customer in our Renewables and Recovery Logistics segment to settle a dispute regarding the progress of work on a specific project and to release the Company for any future liability regarding the project. The settlement is reflected as loss on legal settlement within the accompanying consolidated statements of operations and comprehensive loss.

From time to time, we are subject to certain legal proceedings and claims arising in the ordinary course of business. These matters are subject to many uncertainties, and it is possible that some of these matters ultimately could be decided, resolved or settled in a manner that could have an adverse effect on us. Although the resolution and amount of liability cannot be predicted with certainty, it is the opinion of management, based on information available at this time, that such legal proceedings and claims are not expected to have a material effect on the Company’s financial position, results of operations, and cash flows.

Operating leases: The Company has entered into non-cancellable operating leases for various vehicles, equipment, office and warehouse facilities, which contain provisions for future rent increases or rent-free periods. The total amount of rental payments due over the leases terms is charged to rent expense on the straight-line method over the respective term of the lease. The leases expire at various dates through the year 2031. In addition, the agreements generally require the Company to pay executory costs (real estate taxes, insurance, and repairs). Rent expense totaled $10,502 thousand and $12,407 thousand for the years ended December 31, 2021 and 2020, respectively. The Company leases six of its locations from lessors, who are partially owned by members of the Company. The rent expense related to these leases totaled $889 thousand and $681 thousand for the years ended December 31, 2021 and 2020.

The following is a schedule by year of future minimum rental payments required under the operating lease agreements (in thousands):

Years ending December 31:
2022	$9,699
2023	7,124
2024	5,089
2025	3,013
2026	2,017
Thereafter	5,124
$32,066